Provisions - Summary of Changes in Provisions (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Beginning balance	$ 120,683,488	$ 107,435,794
Increases	72,023,213	29,933,628
Uses	(31,610,711)	(16,685,934)
Ending balance	161,095,990	120,683,488
Labor and social security [member]
Disclosure of other provisions [line items]
Beginning balance	29,256,783	19,874,101
Increases	24,395,945	13,585,938
Uses	(9,468,480)	(4,203,256)
Ending balance	44,184,248	29,256,783
Environmental restoration [member]
Disclosure of other provisions [line items]
Beginning balance	59,616,013	53,538,707
Increases	28,617,633	13,199,149
Uses	(7,631,545)	(7,121,843)
Ending balance	80,602,101	59,616,013
Civil and others [member]
Disclosure of other provisions [line items]
Beginning balance	31,810,692	34,022,986
Increases	19,009,635	3,148,541
Uses	(14,510,686)	(5,360,835)
Ending balance	$ 36,309,641	$ 31,810,692